Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on:		In thousands
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income	Adjusted EBITDA
2025	$2,524,459	$1,063,418	$1,858,888	$469,235	$174.76	$181.73	$201,642	$352,954
2024	3,308,588	5,000,453	1,934,003	4,063,544	$220.71	$175.53	232,758	392,050
2023	2,859,557	2,316,826	3,263,982	3,712,912	$174.15	$198.71	214,840	398,065
2022	3,052,475	4,343,372	2,037,769	2,931,606	$192.79	$194.98	145,122	227,925
2021	2,031,846	3,713,542	1,358,309	2,045,335	$146.11	$120.74	67,470	120,335

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Scott Bender, in the Summary Compensation Table for the fiscal years presented.For 2025, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A in this proxy statement. For 2024, reflects compensation information for Mr. Joel Bender, Mr. Tadlock, Mr. Nutt, Mr. Alan Keifer (our former interim Chief Financial Officer) and Mr. Steven Bender. For 2023, reflects compensation information for Mr. Joel Bender, Mr. Tadlock, Mr. Keifer, Mr. Steven Bender and Mr. William Marsh. For 2022, reflects compensation information for Mr. Joel Bender, Mr. Tadlock, Mr. Steven Bender and Mr. William Marsh. For 2021, reflects compensation information for Mr. Joel Bender, Mr. Tadlock, Mr. Steven Bender and Mr. David Isaac, our former General Counsel who was also an NEO in 2021.
Peer Group Issuers, Footnote	Reflects cumulative total shareholder return of the PHLX Oil Service Index for each applicable fiscal year calculated based on a fixed investment of $100 and assuming dividends are reinvested. The PHLX Oil Service Index is the peer group used for purposes of Item 201(e) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in Cactus’ Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 2,524,459	$ 3,308,588	$ 2,859,557	$ 3,052,475	$ 2,031,846
PEO Actually Paid Compensation Amount	$ 1,063,418	5,000,453	2,316,826	4,343,372	3,713,542
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation and the average of our NEOs’ other than our CEO’s “Total” compensation, in each case, as reported in the Summary Compensation Table:

	As Reported in Summary Compensation Table(1)		Equity Award Adjustments

Year	Total	Stock Awards	Fair Value at Year End of Unvested RSUs and PSUs that were Granted in Current Year(2)	Increase/(Decrease) in Fair Value at End of Year of Unvested RSUs and PSUs from End of Prior Year(3)	Increase/(Decrease) in Fair Value at Vesting Date of RSUs and PSUs from End of Prior Year(4)	Fair Value as of Prior Year End of RSUs and PSUs Granted in Prior Year that Failed to Vest(5)	Total Compensation Actually Paid

CEO
2025	$2,524,459	$(1,821,634)	$1,839,351	$(622,157)	$(856,601)	$—	$1,063,418
2024	3,308,588	(2,316,672)	2,901,309	578,638	528,590	—	5,000,453
2023	2,859,557	(1,951,730)	2,080,500	(194,818)	(476,683)	—	2,316,826
2022	3,052,475	(2,158,932)	1,948,078	694,224	1,226,233	(418,706)	4,343,372
2021	2,031,846	(1,533,220)	1,781,281	1,198,870	234,765	—	3,713,542

Non-CEO NEOs
2025	$1,858,888	$(1,184,067)	$1,195,583	$(916,092)	$(485,077)	$—	$469,235
2024	1,934,003	(1,189,444)	1,853,339	1,146,377	319,269	—	4,063,544
2023	3,263,982	(2,576,269)	3,432,830	(110,944)	(296,687)	—	3,712,912
2022	2,037,769	(1,279,169)	1,185,885	327,583	823,993	(164,455)	2,931,606
2021	1,358,309	(824,882)	958,359	565,614	175,583	(187,648)	2,045,335

Non-PEO NEO Average Total Compensation Amount	$ 1,858,888	1,934,003	3,263,982	2,037,769	1,358,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ 469,235	4,063,544	3,712,912	2,931,606	2,045,335
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” columns in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation and the average of our NEOs’ other than our CEO’s “Total” compensation, in each case, as reported in the Summary Compensation Table:

	As Reported in Summary Compensation Table(1)		Equity Award Adjustments

Year	Total	Stock Awards	Fair Value at Year End of Unvested RSUs and PSUs that were Granted in Current Year(2)	Increase/(Decrease) in Fair Value at End of Year of Unvested RSUs and PSUs from End of Prior Year(3)	Increase/(Decrease) in Fair Value at Vesting Date of RSUs and PSUs from End of Prior Year(4)	Fair Value as of Prior Year End of RSUs and PSUs Granted in Prior Year that Failed to Vest(5)	Total Compensation Actually Paid

CEO
2025	$2,524,459	$(1,821,634)	$1,839,351	$(622,157)	$(856,601)	$—	$1,063,418
2024	3,308,588	(2,316,672)	2,901,309	578,638	528,590	—	5,000,453
2023	2,859,557	(1,951,730)	2,080,500	(194,818)	(476,683)	—	2,316,826
2022	3,052,475	(2,158,932)	1,948,078	694,224	1,226,233	(418,706)	4,343,372
2021	2,031,846	(1,533,220)	1,781,281	1,198,870	234,765	—	3,713,542

Non-CEO NEOs
2025	$1,858,888	$(1,184,067)	$1,195,583	$(916,092)	$(485,077)	$—	$469,235
2024	1,934,003	(1,189,444)	1,853,339	1,146,377	319,269	—	4,063,544
2023	3,263,982	(2,576,269)	3,432,830	(110,944)	(296,687)	—	3,712,912
2022	2,037,769	(1,279,169)	1,185,885	327,583	823,993	(164,455)	2,931,606
2021	1,358,309	(824,882)	958,359	565,614	175,583	(187,648)	2,045,335

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
OCE/revenue
ROCE

Total Shareholder Return Amount	$ 174.76	220.71	174.15	192.79	146.11
Peer Group Total Shareholder Return Amount	181.73	175.53	198.71	194.98	120.74
Net Income (Loss)	$ 201,642,000	$ 232,758,000	$ 214,840,000	$ 145,122,000	$ 67,470,000
Company Selected Measure Amount	352,954,000	392,050,000	398,065,000	227,925,000	120,335,000
PEO Name	Mr. Scott Bender
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid” or “CAP”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but do include the year-end value of equity awards granted during the reported year and the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.Reflects, for Mr. Scott Bender, the applicable amounts reported in the “Summary Compensation Table Total for CEO” column in the table above and the “Stock Awards” column in the Summary Compensation Table, and for the Non-CEO NEOs, the amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column in the table above and the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table.Reflects the fair value, with respect to Mr. Scott Bender, and the average of the fair value, with respect to the Non-CEO NEOs, as of the end of the covered year of RSUs and PSUs granted in the covered year that were outstanding and unvested (in whole or in part) as of the end of the covered year.Reflects the change in fair value, with respect to Mr. Scott Bender, and the average of the change in fair value, with respect to the Non-CEO NEOs, from the end of the prior year to the end of the covered year of RSUs and PSUs granted in a prior year that remained outstanding and unvested (in whole or in part) as of the end of the covered year. Reflects the change in fair value, with respect to Mr. Scott Bender, and the average of the change in fair value, with respect to the Non-CEO NEOs, from December 31 of the prior fiscal year to the vesting date in the covered year, when such awards were granted in a prior year.Reflects the fair value, with respect to Mr. Scott Bender, and the average of the fair value, with respect to the Non-CEO NEOs, in each case, as of the end of the prior year of awards granted in a prior fiscal year that failed to meet the applicable vesting conditions during the covered year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	OCE/revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ROCE
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,821,634)	$ (2,316,672)	$ (1,951,730)	$ (2,158,932)	$ (1,533,220)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,839,351	2,901,309	2,080,500	1,948,078	1,781,281
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,157)	578,638	(194,818)	694,224	1,198,870
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(856,601)	528,590	(476,683)	1,226,233	234,765
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(418,706)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,184,067)	(1,189,444)	(2,576,269)	(1,279,169)	(824,882)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,195,583	1,853,339	3,432,830	1,185,885	958,359
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(916,092)	1,146,377	(110,944)	327,583	565,614
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,077)	319,269	(296,687)	823,993	175,583
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (164,455)	$ (187,648)